Supplement Dated September 11, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2020, for the JNL Multi-Manager Mid Cap Fund, please delete all references to Derek Deutsch.

Effective June 30, 2020, for the JNL/WMC Balanced Fund, please delete all references to Edward P. Bousa.

Effective September 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL Multi-Manager Alternative Fund, please add following at the end of the section:

JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets between $850 million and $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective June 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Joseph Farley, CFA	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Chad Baumler, CFA	April 2020	Vice President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Associate Portfolio Manager, Nuance
Gary Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective August 27, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, please delete “Precious metals-related securities risk.”

Effective August 27, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Natural Resources Fund, please delete the fourth paragraph in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Boston Partners Global Long Short Equity Fund, please delete first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities, money market securities, and cash reserves. The Fund may invest up to 35% of its total assets in foreign securities.
The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) may decide to overweight and underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the Fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the Fund’s net assets: stocks (55%-75%), and fixed income securities, money market securities, and cash reserves (25%-45%). When deciding upon allocations within these prescribed limits, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), expects to grow at a faster rate than the average company.
The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index.  The market capitalization of companies in the Fund’s portfolio, the S&P Mid Cap 400 Index and the Russell MidCap® Growth Index changes over time. As of December 31, 2019, the market capitalization range for the S&P Mid Cap 400 is $1.1 billion to $19.4 billion. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth is $1.2 billion to $78.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges.
The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete “Index investing risk.”

Effective August 28, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the section in the entirety and replace with the following:

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Brian W.H. Berghuis, CFA	1995	Chairman of Investment Advisory Committee, T. Rowe Price

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the sixth paragraph in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the ninth paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the seventh paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the eleventh paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete “Non-diversification risk.”

Effective June 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/WMC Balanced Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Loren L. Moran, CFA	2018	Senior Managing Director and Fixed Income Portfolio Manager, Wellington Management
Daniel J. Pozen	September 2019	Senior Managing Director and Equity Portfolio Manager, Wellington Management

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, please delete “Precious metals-related securities risk.”

Effective August 28, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities, money market securities, and cash reserves. The Fund may invest up to 35% of its total assets in foreign securities.
The Fund has significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging.
T. Rowe Price Associates, Inc. (“Sub-Adviser”) may decide to overweight and underweight a particular asset class based on its outlook for the economy and financial markets. Under normal conditions, the Fund’s allocation to the broad asset classes will be within the following ranges, each as a percentage of the Fund’s net assets: stocks (55%-75%), and fixed income securities, money market securities, and cash reserves (25%-45%). When deciding upon allocations within these prescribed limits, the Sub-Adviser may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the Sub-Adviser may favor stocks. The Fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the Sub-Adviser’s outlook for interest rates. The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the first through third paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”), expects to grow at a faster rate than the average company.
The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P Mid Cap 400 Index or the Russell MidCap® Growth Index.  The market capitalization of companies in the Fund’s portfolio, the S&P Mid Cap 400 Index and the Russell MidCap® Growth Index changes over time. As of December 31, 2019, the market capitalization range for the S&P Mid Cap 400 is $1.1 billion to $19.4 billion. As of December 31, 2019, the market capitalization range for the Russell MidCap Growth is $1.2 billion to $78.6 billion. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization subsequently grows or otherwise falls outside these ranges.
The Fund may at times invest significantly in certain sectors.

Effective August 28, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the sixth paragraph in the entirety and replace with the following:

The Fund’s Sub-Adviser generally favors companies with one or more of the following selects stocks using a growth approach and looks for companies that have:
•	A demonstrated potential to sustain earnings growth;
•	A record of above-average earnings growth;
•	Connection to an industry experiencing increasing demand;
•	Proven products or services; or
•	Stock prices that appear to undervalue their growth prospects.

Effective August 28, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete “Index investing risk.”

Effective August 28, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the section in the entirety and replace with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe, located at 100 East Pratt Street, Baltimore, Maryland 21202.
T. Rowe was founded in 1937.  T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.
The Fund has an Investment Advisory Committee chaired by Brian W.H. Berghuis.  Brian W.H. Berghuis, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund.  He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division.  He is the Chairman of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory Committee.  He joined the firm in 1985.  Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School.  He is a past President of the Baltimore Security Analysts Society.  Brian has also earned the Chartered Financial Analyst accreditation.

The SAI provides additional information about a portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund(s).
A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Annual Report for the period ended December 31, 2019.

Effective September 25, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the twelfth paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Vanguard International Stock Market Index Fund, please delete the thirteenth paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Vanguard Global Bond Market Index Fund, please delete the eighth paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the eleventh paragraph in the entirety.

Effective September 25, 2020, in the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Vanguard U.S. Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete “Non-diversification risk.”

This Supplement is dated September 11, 2020.

Supplement Dated September 11, 2020
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 30, 2020, for ClearBridge Investments, Inc., please delete all references to Derek Deutsch.

Effective June 30, 2020, for the JNL/WMC Balanced Fund, please delete all references to Edward P. Bousa.

Effective September 25, 2020, on page 128, in the section entitled, “Fundamental Operating Policies,” under “Fundamental Policies,” please delete the second paragraph in the entirety and replace with the following:

(1) Each Fund, except the JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, and JNL/Morningstar Wide Moat Index Fund , shall be a “diversified company,” as such term is defined under the 1940 Act.

Effective August 28, 2020, on pages 256-259, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, please delete all references to the JNL/T. Rowe Price Mid-Cap Growth Fund.

Effective August 31, 2020, on page 267, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., under “Security Ownership Portfolio Managers for the JNL/PPM America Small Cap Value Fund as of August 31, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gregory Anderson			X
Kevin McCloskey					X
Michael MacKinnon				X
Jeffrey Moran					X
Naveen Bobba		X

Effective August 28, 2020, on page 297, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete “Mellon” from the table.

Effective August 28, 2020, on pages 298 and 301, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” please delete footnote 7 in the entirety from both tables and replace with the following:

[7]
For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, and JNL/T. Rowe Price Value Fund, T. Rowe applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.

This Supplement is dated September 11, 2020.